Related Party Transactions (Parties-in-Interest) (Details) - EBP 004 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GEV Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments purchased	$ 565.2	$ 396.9
Investments sold	399.7	177.9
Dividend income	1.2	0.5
GE Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments purchased	689.6	813.1
Investments sold	483.2	241.7
Dividend income	$ 0.0	$ 5.8